Leases (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Leases [Abstract]
Schedule of Operating Right-of-Use (“ROU”) Assets and Lease Liabilities

The Company’s operating right-of-use (“ROU”) assets and lease liabilities were as follows:

	December 31, 2024	March 31, 2024
Operating ROU:
ROU assets	$14,318,422	$16,000,742
Total operating ROU assets	$14,318,422	$16,000,742

	December 31, 2024	March 31, 2024
Operating lease obligations:
Current operating lease liabilities	$3,151,171	$2,852,744
Non-current operating lease liabilities	12,153,196	13,986,879
Total lease liabilities	$15,304,367	$16,839,623

Remaining lease term and discount rate:

Weighted average discount rate	6.8%
Weighted average remaining lease term (years)	4.79 years

Remaining lease term and discount rate:

Weighted average discount rate	6.4%
Weighted average remaining lease term (years)	5.51 years

The Company’s operating right-of-use (“ROU”) assets and lease liabilities were as follows:

	March 31, 2024	March 31, 2023
Operating ROU:
ROU assets	$16,000,742	$10,261,556
Total operating ROU assets	$16,000,742	$10,261,556

	March 31, 2024	March 31, 2023
Operating lease obligations:
Current operating lease liabilities	$2,852,744	$1,836,737
Non-current operating lease liabilities	13,986,879	8,979,193
Total lease liabilities	$16,839,623	$10,815,930

Remaining lease term and discount rate:

Weighted average discount rate	6.4%
Weighted average remaining lease term (years)	5.51 years

Remaining lease term and discount rate:

Weighted average discount rate	5%
Weighted average remaining lease term (years)	6.47 years

Schedule of Future Minimum Lease Liabilities

As of December 31, 2024, future minimum lease liabilities, all under office and facilities non-cancellable operating lease agreements, were as follows:

As of December 31, 2024	Operating Lease Liabilities
2025	$4,065,892
2026	3,957,134
2027	3,629,042
2028	3,001,292
2029	1,500,384
Thereafter	1,821,813
Total lease payments	17,975,557
Less: interest	(2,671,190)
Present value of lease liabilities	$15,304,367

As of March 31, 2024, future minimum lease liabilities, all under office and facilities non-cancellable operating lease agreements, were as follows:

As of March 31, 2024	Operating Lease Liabilities
2025	$3,818,603
2026	3,774,838
2027	3,666,143
2028	3,260,536
2029	2,678,719
Thereafter	2,889,477
Total lease payments	20,088,316
Less: interest	(3,248,693)
Present value of lease liabilities	$16,839,623